Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2011
Advances to suppliers
Schedule of outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Supplier A (third party)*	1,180,445	927,255
Supplier B (third party)	481,177	445,187

* As of December 31, 2011, 49% of the balance of the Group’s advance payments was made to one major supplier, which is one of the leading polysilicon and wafer suppliers in the world. The Group is exposed to the credit and financial risks of this supplier. The Group’s financial condition and results of operations may be materially affected if the supplier fails to meet its obligations of supplying silicon materials according to the contractually agreed schedules. As of December 31, 2011, no provision was provided against prepayment made to this supplier as the balance was considered recoverable and that the delivery from the supplier is in accordance with planned schedules.

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	18,592	51,960	87,869
Allowance made during the year	37,368	65,366	42,194
Recoveries	(4,000)	(29,457)	(35,909)
Balance at end of the year	51,960	87,869	94,154